Schedule of Investments
March 31, 2020 (unaudited)
Pinnacle Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 64.03%

Apparel & Other Finished Products - 0.35%
Crown Crafts, Inc. (2)	17,401	83,177

Banks & Thrifts - 0.61%
Hope Bancorp, Inc.	17,807	146,374
OP Bancorp (2)	17,362	129,520
PCB Bancorp (2)	13,600	133,008
RBB Bancorp (2)	9,829	134,854
		543,756

Construction & Fabrication - 1.81%
Granite Construction, Inc.	6,144	93,266
Gulf Island Fabrication, Inc. (2)	376,594	1,129,782
Williams Industrial Service Group, Inc. (2)	941,763	1,148,951
		2,371,999

Electronics - 1.81%
AstroNova, Inc.	10,400	80,704
Benchmark Electronics, Inc.	7,000	139,930
Daktronics, Inc. (2)	15,000	73,950
Kimball Electronics, Inc. (2)	8,321	90,865
Photronics, Inc. (2)	100	1,026
Perceptron, Inc. (2)	16,140	46,483
		432,958

Energy - 13.51%
Cimarex Energy Co. (2)	100	1,683
Diamond Offshore Drilling, Inc. (2)	30,000	54,900
ERA Group, Inc. (2)	376,812	2,008,408
Panhandle Oil and Gas, Inc.	100	369
Permian Basin Royalty Trust	71,184	200,739
RPC, Inc. (2)	40,000	82,400
San Juan Royalty Trust	201,242	422,608
Seacor Marine Holdings, Inc. (2)	103,912	455,135
Tidewater, Inc. (2)	100	708
		3,226,950

Financial Services - 1.69%
BKF Capital Group, Inc. (2)	41,289	402,568

Furniture & Accessories - 3.29%
Culp, Inc. (2)	13,800	101,568
Ethan Allen Interiors, Inc. (2)	9,353	95,588
Flexsteel Industries, Inc.	44,793	490,931
Hooker Furniture Corp. (2)	6,200	96,782
		784,869

Insurance - 3.11%
Atlas Financial Holdings, Inc. (2)	29,590	10,061
Essent Group Ltd.	100	2,634
First Acceptance Corp. (2)	110,311	71,592
Genworth Financial, Inc. (2)	30,000	99,600
Independence Holding Co.	9,784	250,079
Kansas City Life Insurance Co.	6,233	162,681
Mercury General Corp.	2,230	90,806
MGIC Investments Corp. (2)	100	635
National Security Group, Inc.	3,041	45,250
Palomor Holdings, Inc. (2)	100	5,816
ProSight Global, Inc. (2)	100	975
Radian Group, Inc. (2)	100	1,295
United Insurance Holdings Corp. (2)	100	924
		742,348

Power Equipment - 3.45%
LSI Industries, Inc.	51,922	196,265
Powell Industries, Inc.	24,420	626,861
		823,126

Real Estate - 0.72%
FRP Holdings, Inc. (2)	3,000	129,000
Getty Realty Corp.	7,207	171,094
Potlatch Deltic Corp.	2,100	65,919
Regency Affiliates, Inc.	3,255	14,810
		380,823

Retail - 7.02%
Genesco, Inc. (2)	14,600	194,764
Haverty Furniture Companies, Inc. (2)	6,000	71,340
Shoe Carnival, Inc. (2)	6,000	124,620
The Buckle, Inc.	41,831	573,503
Weis Markets, Inc. (2)	100	4,166
Weyco Group, Inc.	35,118	708,330
		1,676,723

Security Services - 1.87%
Costar Technologies, Inc. (2)	63,921	447,447

Specialty Industrial - 1.90%
Graham Corp. (2)	7,932	102,323
Huro Companies, Inc.	4,900	142,590
Lydall, Inc. (2)	12,000	77,520
Preformed Line Products Co.	2,600	129,558
Psychemedics Corp. (2)	100	605
		452,596

Steel Works, Blast Furnaces Rolling Mills - 1.90%
Friedman Industries, Inc.	77,179	340,359
Universal Stainless & Alloy Products, Inc. (2)	14,772	113,892
		454,251

Transportation - 1.19%
Dorian LPG Ltd. (2)	220,860	1,923,691
FreightCar America, Inc. (2)	102,243	95,086
Kirby Corp. (2)	3,700	160,839
Patriot Transportation Holding, Inc. (2)	30,842	285,289
		2,464,905

Total Common Stocks	(Cost $ 19,057,564)	15,288,496

Closed-End & Exchange Traded Funds - 6.17%

Barings Participation Investor	4,378	50,960
Sprott Gold Miners ETF (2) (8)	35,400	703,044
Sprott Junior Gold Miners ETF (2) (8)	32,322	718,741

Total Closed-End & Exchange Traded Funds	(Cost $ 1,594,574)	1,472,745

Warrants - 0.09%

Tidewater, Inc.	9,414	1,694
Tidewater, Inc. Class-A	13,355	12,153
Tidewater, Inc. Class-B	14,438	8,663

Total Warrants	(Cost $ 196,382)	22,510

Money Market Registered Investment Companies - 30.61%

Invesco Government & Agency Portfolio Institutional Class 0.416% (5)	1,000,000	1,000,000
First American Government Obligation Fund Class Z 0.366% (5)	6,309,957	6,309,957

Total Money Market Registered Investment Companies	(Cost $ 7,309,957)	7,309,957

Total Investments - 100.90%	(Cost $ 28,158,478)	24,093,708

Liabilities in Excess of Other Assets - (0.90%)		(215,468)

Total Net Assets - 100.00%		23,878,240

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three board levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$22,909,918	$-
Level 2 - Other Significant Observable Inputs	1,183,790	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,093,708	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.